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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):          [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:         Coordinating Investment Fiduciary of Raytheon Company Employee
              Benefit Plans
Address:      870 Winter Street
              Waltham, MA 02451

Form 13F File Number: 028-14386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Paula J. Sasso
Title:        Senior Manager, Pension Operations & Compliance
Phone:        781-522-5168

Signature, Place, and Date of Signing:

      /s/ Paula J. Sasso            Waltham, MA        July 27, 2011
   ------------------------        -------------       -------------
          [Signature]              [City, State]       [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    2,068,320
                                           (thousands)

List of Other Included Managers:           NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1                            COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8
--------                            --------  ---------  -------- ------------------   ----------  --------  ----------------
                                     TITLE                VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                      OF CLASS    CUSIP    (X1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
--------------                      --------  ---------  -------- --------- ---  ----  ----------  --------  ----  ------ ----
MATERIALS SELECT SECTOR SPDR F      ETF       81369Y100  $  3,700    93,060 SH            SOLE       NONE                  X
ENERGY SELECT SECTOR SPDR FUND      ETF       81369Y506  $ 90,743 1,192,732 SH            SOLE       NONE                  X
FINANCIAL SELECT SECTOR SPDR F      ETF       81369Y605  $  3,471   222,233 SH            SOLE       NONE                  X
INDUSTRIAL SELECT SECTOR SPDR       ETF       81369Y704  $123,913 3,269,474 SH            SOLE       NONE                  X
TECHNOLOGY SELECT SECTOR SPDR       ETF       81369Y803  $  3,695   141,498 SH            SOLE       NONE                  X
CONSUMER STAPLES SELECT SECTOR      ETF       81369Y308  $ 58,659 1,863,363 SH            SOLE       NONE                  X
UTILITIES SELECT SECTOR SPDR F      ETF       81369Y886  $  4,026   118,752 SH            SOLE       NONE                  X
HEALTH CARE SELECT SECTOR SPDR      ETF       81369Y209  $  4,200   116,829 SH            SOLE       NONE                  X
CONSUMER DISCRETIONARY SELECT       ETF       81369Y407  $  4,051    98,820 SH            SOLE       NONE                  X
ISHARES BARCLAYS AGGREGATE BON      ETF       464287226  $ 39,720   373,310 SH            SOLE       NONE                  X
ISHARES IBOXX INVESTMENT GRADE      ETF       464287242  $ 19,836   180,783 SH            SOLE       NONE                  X
SPDR DOW JONES INDUSTRIAL           ETF       78467X109  $184,416 1,468,400 SH            SOLE       NONE                  X
ISHARES DOW JONES SELECT DIVID      ETF       464287168  $ 36,910   687,598 SH            SOLE       NONE                  X
ISHARES MSCI EAFE INDEX FUND        ETF       464287465  $ 77,682 1,277,670 SH            SOLE       NONE                  X
ISHARES MSCI CANADA INDEX FUND      ETF       464286509  $ 21,314   668,153 SH            SOLE       NONE                  X
ISHARES MSCI GERMANY INDEX FUN      ETF       464286806  $ 11,500   423,586 SH            SOLE       NONE                  X
ISHARES MSCI SINGAPORE INDEX F      ETF       464286673  $ 15,398 1,107,764 SH            SOLE       NONE                  X
ISHARES RUSSELL 1000 INDEX FUN      ETF       464287622  $113,851 1,518,413 SH            SOLE       NONE                  X
ISHARES RUSSELL 1000 VALUE IND      ETF       464287598  $ 60,158   867,961 SH            SOLE       NONE                  X
ISHARES RUSSELL MIDCAP INDEX F      ETF       464287499  $113,048 1,017,256 SH            SOLE       NONE                  X
ISHARES DOW JONES US REAL ESTA      ETF       464287739  $ 23,176   377,770 SH            SOLE       NONE                  X
ISHARES DOW JONES US TELECOMMU      ETF       464287713  $ 18,528   732,049 SH            SOLE       NONE                  X
SPDR S&P MIDCAP 400 ETF TRUST       ETF       78467Y107  $194,269 1,075,745 SH            SOLE       NONE                  X
MARKET VECTORS--AGRIBUSINESS        ETF       57060U605  $ 26,668   494,029 SH            SOLE       NONE                  X
SPDR DOW JONES INTERNATIONAL R      ETF       78463X863  $ 14,588   358,255 SH            SOLE       NONE                  X
SPDR S&P 500 ETF TRUST              ETF       78462F103  $714,573 5,334,230 SH            SOLE       NONE                  X
VANGUARD MSCI EAFE EFT              ETF       921943858  $ 20,269   526,745 SH            SOLE       NONE                  X
VANGUARD MSCI EUROPEAN ETF          ETF       922042874  $ 35,693   660,121 SH            SOLE       NONE                  X
VANGUARD TOTAL STOCK MARKET ET      ETF       922908769  $ 30,265   436,220 SH            SOLE       NONE                  X

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